Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
NET LOSS PER SHARE

12.     NET LOSS PER SHARE

For the six months ended June 30, 2020 and 2021, for the purpose of calculating net loss per share as a result of the reorganization as described in Note 1, the number of shares used in the calculation reflects the outstanding shares of the Company as if the reorganization took place at the beginning of the period presented.

Basic and diluted net loss per share for each of the year presented were calculated as follows:

	For the six months ended June 30, 2020	For the six months ended June 30, 2021
	RMB	RMB
	(unaudited)	(unaudited)
Numerator:
Net loss attributable to Ucommune International Ltd.’s shareholders	(186,255)	(298,122)

Denominator:
Weighted average ordinary shares used in computing basic loss per share	62,811,339	84,517,049
Weighted average ordinary shares used in computing diluted loss per share	62,811,339	84,517,049
Basic net loss per share	(2.97)	(3.53)
Diluted net loss per share	(2.97)	(3.53)

21.     NET LOSS PER SHARE

For the years ended December 31, 2018, 2019 and 2020, for the purpose of calculating net loss per share as a result of the reorganization as described in Note 1, the number of shares used in the calculation reflects the outstanding shares of the Company as if the reorganization took place at the beginning of the period presented.

Basic and diluted net loss per share for each of the year presented were calculated as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net loss attributable to Ucommune International Ltd.’s shareholders	(429,592)	(791,150)	(488,492)
Denominator:
Weighted average ordinary shares used in computing basic loss per share	43,359,150	50,074,152	65,141,759
Weighted average ordinary shares used in computing diluted loss per share*
Basic net loss per share	(9.91)	(15.80)	(7.50)
Diluted net loss per share	(9.91)	(15.80)	(7.50)

*        The potential dilutive securities were not included in the calculation of dilutive net loss per share in those periods where their inclusion would be anti-dilutive.